CAPITAL STOCK (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Stock issued for conversion of debt, shares issued	118,682,378
Convertible Notes Payable [Member]
Class of Stock [Line Items]
Stock issued for conversion of debt, shares issued	118,682,378
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized	4
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized	3,000,000	3,000,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized	500	500
Number of shares issued at conversion	100,000
Share price	$ 50,000
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized	800,000
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized	1,000,000	1,000,000
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized	800,000
Series F 1 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized	800,000	800,000
Series I Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized	500,000,000	500,000,000
Series J Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized	10,000,000	10,000,000
Series K Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized	10,937,500	10,937,500
Series L Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized	100,000,000	100,000,000
Series N Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized	3,000,000	3,000,000
Dividends payment	$ 453,654
Series R Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized	5,000	5,000
Series X Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized	5,000,000	5,000,000
Dividends payment	$ 93,205